Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.drinkerbiddle.com

February 1, 2019

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mirae Asset Discovery Funds

Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

(File Nos. 333-166018 and 811-22406)

Ladies and Gentlemen:

On behalf of Mirae Asset Discovery Funds (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This Registration Statement is being filed under Rule 485(a)(1) of the Securities Act to register two new series of the Trust: the Mirae Asset Emerging Markets VIT Fund and the Mirae Asset Emerging Markets Great Consumer VIT Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same series. For the reasons set forth below, the Trust requests that the staff conduct an expedited cursory or partial review of the Registration Statement.

The Mirae Asset Emerging Markets VIT Fund and the Mirae Asset Emerging Markets Great Consumer VIT Fund (the “VIT Funds”) will be available and marketed exclusively to separate accounts of participating life insurance companies writing variable life policies and variable annuity contracts. The VIT Funds are modeled after and have the exact same investment objective, strategies and policies, investment risks, investment manager, sub-manager, portfolio management teams and service providers as the corresponding Mirae Asset Emerging Markets Fund and the Mirae Asset Emerging Markets Great Consumer Fund as described in the prospectus and statement of additional information previously reviewed by the staff in Post-Effective No. 54 filed on June 29, 2018 (Accession No. 0001144204-18-036622) that was filed pursuant to Rule 485(a).

For the reasons set forth above, the Registrant requests that the Staff conduct a cursory or partial review the disclosures pertaining to the investment objective, strategies and policies, investment risks, investment manager, sub-manager, portfolio management teams and service providers of the VIT Fund contained in the Registration Statement in accordance with the Release.

Please direct any communications relating to the filing to the undersigned at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara

Nancy P. O’Hara

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